Short-term bank deposits -Additional Information (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Jun. 12, 2024 MXN ($)	Jun. 12, 2024 USD ($)	Apr. 12, 2024 MXN ($)	Apr. 12, 2024 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Short Term Bank Deposits [Line Items]
Certificate of deposit accounts, Principal amount	$ 1,286,936	$ 70,000	$ 1,311,456	$ 80,000	$ 2,711,422	$ 150,913,735	$ 2,621,393	$ 150,000,000
Interest generated by short term bank deposits					$ 105,965		$ 79,183